Equity (Details) $ / shares in Units, $ in Thousands	1 Months Ended				12 Months Ended
	Oct. 22, 2020 USD ($)	Mar. 05, 2020 USD ($) $ / shares shares	Feb. 26, 2020 USD ($) $ / shares shares	Mar. 26, 2019 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 ₪ / shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2019 ₪ / shares shares
Equity (Details) [Line Items]
Purchase of ordinary shares amount | $	$ 25,000				$ 2,218
Sales agent commission, percentage	3.00%
Purchase of ordinary shares | shares		2,093,750	1,000,000		192,666
Issuance expenses | $					$ 207
Warrants to purchase shares | shares					27,016
Ordinary price per share | $ / shares		$ 8			$ 12.25
Net proceeds offering | $		$ 15,238	$ 7,218
Price per share | $ / shares		$ 9	$ 8	$ 0.0484
Investors warrant | $					$ 3,723
Common stock value | $					$ 13,027
Exercise price per share | $ / shares					$ 180
Reverse stock split				1-for-8 reverse stock split
Common stock, shares authorized | shares					45,000,000		45,000,000	45,000,000
Common stock, par value | (per share)					$ 0.11	₪ 0.40	$ 0.11	₪ 0.40
Outstanding preferred stock | shares				4,958,705
Issuance of Common and Preferred Stock in connection with conversion of Convertible Notes and accrued interest | $				$ 2,070
Unpaid dividends to convertible stock | shares				5,479,547
Conversion of warrants | shares				20,348
Additional issuance costs | $				$ 655
Purchase price per share | $ / shares					$ 22.29
Investor [Member]
Equity (Details) [Line Items]
Warrants exercisable | shares		2,093,750
Placement Agent [Member]
Equity (Details) [Line Items]
Warrants to purchase shares | shares					146,563
Exercise price per share | $ / shares					$ 10
Private Investors [Member]
Equity (Details) [Line Items]
Purchase of ordinary shares amount | $				$ 8,362
Purchase of ordinary shares | shares				682,631
Purchase price per share | $ / shares				$ 12.25
Warrant [Member]
Equity (Details) [Line Items]
Warrants to purchase shares | shares		2,093,750	70,000
Weighted average volatility rate			72.00%		68.24%
Weighted average risk-free interest rate			1.14%		0.67%
Weighted average contractual expected life			5 years		2 years
Exercise price per share | $ / shares			$ 10		$ 10
Placement agent warrants | $					$ 232
Warrant value | $			$ 331